Total operating costs - Significant Cost Items by Nature (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis Of Income And Expense [Line Items]
Employee benefits	€ 2,433	€ 2,318	€ 2,016
Restructuring charges including accelerated depreciation	94	163	153
Total selling and distribution expenses	3,178	2,984	2,496
Total administrative expenses	1,310	1,250	1,074
Total operating expenses	4,488	4,234	3,570
Selling and distribution expenses
Analysis Of Income And Expense [Line Items]
Transportation costs	958	851	631
Employee benefits	1,116	1,110	975
Depreciation of property, plant and equipment, excluding restructuring	236	246	245
Amortisation of intangible assets	6	7	4
Restructuring charges including accelerated depreciation	0	1	45
Other selling and distribution expenses	862	769	596
Administrative expenses
Analysis Of Income And Expense [Line Items]
Transportation costs	3	16	2
Employee benefits	608	544	462
Depreciation of property, plant and equipment, excluding restructuring	93	99	76
Amortisation of intangible assets	130	94	83
Acquisition related costs	12	3	49
Restructuring charges including accelerated depreciation	85	143	91
Other administrative expenses	€ 379	€ 351	€ 311